Prepayments and Advances (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Prepayments and Advances [Abstract]
Prepayment for online concert	$ 1,648,000	$ 1,000,000
Prepayment for program license fees	30,000	20,000
Prepayment for vehicle purchase		150,000
Prepayment for online artists agent	265,000
Prepayments and advances	$ 1,943,000	$ 1,170,000